Distribution Date:	08/15/25	UBS Commercial Mortgage Trust 2019-C18
Determination Date:	08/11/25
Next Distribution Date:	09/17/25
Record Date:	07/31/25	Commercial Mortgage Pass-Through Certificates
Series 2019-C18

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		Nicholas Galeone		nicholas.galeone@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 8th Floor | New York, NY 10010 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Mortgage Loan Detail (Part 1)	13-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	19
			David Rodgers	(212) 230-9025
Historical Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	24-25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	26	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	27		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90278PAW0	2.097300%	29,089,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	20.25%
A-2	90278PAX8	2.994300%	69,160,000.00	58,447,161.55	196,964.10	145,840.28	0.00	0.00	342,804.38	58,250,197.45	21.56%	20.25%
A-SB	90278PAY6	2.987200%	35,630,000.00	31,071,570.66	633,227.45	77,347.50	0.00	0.00	710,574.95	30,438,343.21	21.56%	20.25%
A-3	90278PAZ3	2.781600%	156,589,000.00	156,589,000.00	0.00	362,973.30	0.00	0.00	362,973.30	156,589,000.00	21.56%	20.25%
A-4	90278PBA7	3.035200%	230,029,000.00	230,029,000.00	0.00	581,820.02	0.00	0.00	581,820.02	230,029,000.00	21.56%	20.25%
A-S	90278PBD1	3.378400%	72,498,000.00	72,498,000.00	0.00	204,106.04	0.00	0.00	204,106.04	72,498,000.00	21.56%	20.25%
B	90278PBE9	3.681100%	33,460,000.00	33,460,000.00	0.00	102,641.34	0.00	0.00	102,641.34	33,460,000.00	16.77%	15.75%
C	90278PBF6	4.052642%	30,672,000.00	30,672,000.00	0.00	103,585.54	0.00	0.00	103,585.54	30,672,000.00	12.38%	11.63%
D	90278PAG5	2.500000%	20,448,000.00	20,448,000.00	0.00	42,600.00	0.00	0.00	42,600.00	20,448,000.00	9.45%	8.88%
E	90278PAJ9	2.500000%	15,801,000.00	15,801,000.00	0.00	32,918.75	0.00	0.00	32,918.75	15,801,000.00	7.19%	6.75%
F	90278PAL4	2.806900%	14,872,000.00	14,872,000.00	0.00	34,786.85	0.00	0.00	34,786.85	14,872,000.00	5.06%	4.75%
G	90278PAN0	2.806900%	7,435,000.00	7,435,000.00	0.00	17,391.08	0.00	0.00	17,391.08	7,435,000.00	3.99%	3.75%
NR-RR	90278PAQ3	4.052642%	27,884,548.00	27,884,548.00	0.00	68,223.92	0.00	0.00	68,223.92	27,884,548.00	0.00%	0.00%
R	90278PAU4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	90278PAS9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			743,567,548.00	699,207,280.21	830,191.55	1,774,234.62	0.00	0.00	2,604,426.17	698,377,088.66

X-A	90278PBB5	1.108998%	520,497,000.00	476,136,732.21	0.00	440,028.83	0.00	0.00	440,028.83	475,306,540.66
X-B	90278PBC3	0.448752%	136,630,000.00	136,630,000.00	0.00	51,094.20	0.00	0.00	51,094.20	136,630,000.00
X-D	90278PAA8	1.552642%	36,249,000.00	36,249,000.00	0.00	46,901.45	0.00	0.00	46,901.45	36,249,000.00
X-F	90278PAC4	1.245742%	14,872,000.00	14,872,000.00	0.00	15,438.90	0.00	0.00	15,438.90	14,872,000.00
X-G	90278PAE0	1.245742%	7,435,000.00	7,435,000.00	0.00	7,718.41	0.00	0.00	7,718.41	7,435,000.00
Notional SubTotal			715,683,000.00	671,322,732.21	0.00	561,181.79	0.00	0.00	561,181.79	670,492,540.66

Deal Distribution Total					830,191.55	2,335,416.41	0.00	0.00	3,165,607.96

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90278PAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90278PAX8	845.10065862	2.84794824	2.10873742	0.00000000	0.00000000	0.00000000	0.00000000	4.95668566	842.25271038
A-SB	90278PAY6	872.06204491	17.77231125	2.17085321	0.00000000	0.00000000	0.00000000	0.00000000	19.94316447	854.28973365
A-3	90278PAZ3	1,000.00000000	0.00000000	2.31799999	0.00000000	0.00000000	0.00000000	0.00000000	2.31799999	1,000.00000000
A-4	90278PBA7	1,000.00000000	0.00000000	2.52933334	0.00000000	0.00000000	0.00000000	0.00000000	2.52933334	1,000.00000000
A-S	90278PBD1	1,000.00000000	0.00000000	2.81533339	0.00000000	0.00000000	0.00000000	0.00000000	2.81533339	1,000.00000000
B	90278PBE9	1,000.00000000	0.00000000	3.06758338	0.00000000	0.00000000	0.00000000	0.00000000	3.06758338	1,000.00000000
C	90278PBF6	1,000.00000000	0.00000000	3.37720201	0.00000000	0.00000000	0.00000000	0.00000000	3.37720201	1,000.00000000
D	90278PAG5	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
E	90278PAJ9	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F	90278PAL4	1,000.00000000	0.00000000	2.33908351	0.00000000	0.00000000	0.00000000	0.00000000	2.33908351	1,000.00000000
G	90278PAN0	1,000.00000000	0.00000000	2.33908272	0.00000000	0.00000000	0.00000000	0.00000000	2.33908272	1,000.00000000
NR-RR	90278PAQ3	1,000.00000000	0.00000000	2.44665684	0.93054512	17.38269848	0.00000000	0.00000000	2.44665684	1,000.00000000
R	90278PAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	90278PAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90278PBB5	914.77324982	0.00000000	0.84540128	0.00000000	0.00000000	0.00000000	0.00000000	0.84540128	913.17825206
X-B	90278PBC3	1,000.00000000	0.00000000	0.37396033	0.00000000	0.00000000	0.00000000	0.00000000	0.37396033	1,000.00000000
X-D	90278PAA8	1,000.00000000	0.00000000	1.29386880	0.00000000	0.00000000	0.00000000	0.00000000	1.29386880	1,000.00000000
X-F	90278PAC4	1,000.00000000	0.00000000	1.03811861	0.00000000	0.00000000	0.00000000	0.00000000	1.03811861	1,000.00000000
X-G	90278PAE0	1,000.00000000	0.00000000	1.03811836	0.00000000	0.00000000	0.00000000	0.00000000	1.03811836	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/25 - 07/30/25	30	0.00	145,840.28	0.00	145,840.28	0.00	0.00	0.00	145,840.28	0.00
A-SB	07/01/25 - 07/30/25	30	0.00	77,347.50	0.00	77,347.50	0.00	0.00	0.00	77,347.50	0.00
A-3	07/01/25 - 07/30/25	30	0.00	362,973.30	0.00	362,973.30	0.00	0.00	0.00	362,973.30	0.00
A-4	07/01/25 - 07/30/25	30	0.00	581,820.02	0.00	581,820.02	0.00	0.00	0.00	581,820.02	0.00
X-A	07/01/25 - 07/30/25	30	0.00	440,028.83	0.00	440,028.83	0.00	0.00	0.00	440,028.83	0.00
X-B	07/01/25 - 07/30/25	30	0.00	51,094.20	0.00	51,094.20	0.00	0.00	0.00	51,094.20	0.00
X-D	07/01/25 - 07/30/25	30	0.00	46,901.45	0.00	46,901.45	0.00	0.00	0.00	46,901.45	0.00
X-F	07/01/25 - 07/30/25	30	0.00	15,438.90	0.00	15,438.90	0.00	0.00	0.00	15,438.90	0.00
X-G	07/01/25 - 07/30/25	30	0.00	7,718.41	0.00	7,718.41	0.00	0.00	0.00	7,718.41	0.00
A-S	07/01/25 - 07/30/25	30	0.00	204,106.04	0.00	204,106.04	0.00	0.00	0.00	204,106.04	0.00
B	07/01/25 - 07/30/25	30	0.00	102,641.34	0.00	102,641.34	0.00	0.00	0.00	102,641.34	0.00
C	07/01/25 - 07/30/25	30	0.00	103,585.54	0.00	103,585.54	0.00	0.00	0.00	103,585.54	0.00
D	07/01/25 - 07/30/25	30	0.00	42,600.00	0.00	42,600.00	0.00	0.00	0.00	42,600.00	0.00
E	07/01/25 - 07/30/25	30	0.00	32,918.75	0.00	32,918.75	0.00	0.00	0.00	32,918.75	0.00
F	07/01/25 - 07/30/25	30	0.00	34,786.85	0.00	34,786.85	0.00	0.00	0.00	34,786.85	0.00
G	07/01/25 - 07/30/25	30	0.00	17,391.08	0.00	17,391.08	0.00	0.00	0.00	17,391.08	0.00
NR-RR	07/01/25 - 07/30/25	30	457,216.75	94,171.75	0.00	94,171.75	25,947.83	0.00	0.00	68,223.92	484,708.69
Totals			457,216.75	2,361,364.24	0.00	2,361,364.24	25,947.83	0.00	0.00	2,335,416.41	484,708.69

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

	Additional Information
Total Available Distribution Amount (1)	3,165,607.96
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,371,961.96	Master Servicing Fee	3,203.97
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,381.74
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	301.05
ARD Interest	0.00	Operating Advisor Fee	1,216.23
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	204.71
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,371,961.96	Total Fees	10,597.69

Principal		Expenses/Reimbursements
Scheduled Principal	676,056.83	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	25,947.83
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	154,134.72	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	830,191.55	Total Expenses/Reimbursements	25,947.83

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,335,416.41
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	830,191.55
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,165,607.96
Total Funds Collected	3,202,153.51	Total Funds Distributed	3,202,153.48

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	699,207,280.98	699,207,280.98	Beginning Certificate Balance	699,207,280.21
(-) Scheduled Principal Collections	676,056.83	676,056.83	(-) Principal Distributions	830,191.55
(-) Unscheduled Principal Collections	154,134.72	154,134.72	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	698,377,089.43	698,377,089.43	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	699,593,023.44	699,593,023.44	Ending Certificate Balance	698,377,088.66
Ending Actual Collateral Balance	698,605,967.88	698,605,967.88

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.77)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.77)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.05%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	13,355,418.52	1.91%	51	4.0290	NAP	Defeased	2	13,355,418.52	1.91%	51	4.0290	NAP
5,000,000 or less	14	43,597,945.54	6.24%	52	4.2910	1.961264	1.55 or less	22	278,584,240.32	39.89%	44	4.0150	1.264705
5,000,001 to 10,000,000	19	149,172,229.15	21.36%	41	4.1960	1.953579	1.56 to 1.65	3	25,244,675.29	3.61%	(10)	4.9795	1.592910
10,000,001 to 15,000,000	15	188,301,244.53	26.96%	52	4.0001	2.648037	1.66 to 1.75	3	7,662,187.87	1.10%	52	4.2327	1.719206
15,000,001 to 20,000,000	6	110,352,795.59	15.80%	51	3.6472	2.552345	1.76 to 1.85	2	11,257,021.03	1.61%	52	4.2224	1.831882
20,000,001 to 25,000,000	4	93,597,456.10	13.40%	52	3.8107	2.166212	1.86 to 1.95	3	21,330,309.75	3.05%	52	4.5095	1.924923
25,000,001 to 30,000,000	1	30,000,000.00	4.30%	43	3.9140	2.666300	1.96 to 2.05	1	15,562,151.15	2.23%	51	3.7860	1.978300
30,000,001 or greater	2	70,000,000.00	10.02%	21	3.6325	1.192550	2.06 to 2.25	5	61,424,668.86	8.80%	52	4.0767	2.167418
Totals	63	698,377,089.43	100.00%	46	3.9390	2.227309	2.26 to 2.45	5	39,667,827.49	5.68%	52	4.0322	2.310513
							2.46 to 2.65	3	18,598,216.54	2.66%	52	3.8771	2.579113
							2.66 to 2.85	3	44,000,000.00	6.30%	46	3.8160	2.687350
							2.86 or greater	11	161,690,372.61	23.15%	52	3.5093	3.922667
							Totals	63	698,377,089.43	100.00%	46	3.9390	2.227309
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	2	13,355,418.52	1.91%	51	4.0290	NAP	North Dakota	1	291,925.93	0.04%	52	4.8500	1.172200
Arizona	4	26,284,023.14	3.76%	50	3.8464	1.410060	Ohio	3	22,710,380.99	3.25%	51	3.8661	2.809377
Arkansas	1	5,118,005.61	0.73%	52	3.4970	2.405400	Oklahoma	6	14,951,741.89	2.14%	52	4.4219	3.223577
California	9	111,095,906.76	15.91%	32	3.6004	2.174778	Oregon	2	3,441,799.64	0.49%	52	4.2953	2.265240
Colorado	2	8,961,247.33	1.28%	52	4.0366	2.304011	Pennsylvania	7	28,794,009.80	4.12%	52	4.0060	1.395045
Florida	4	27,378,331.90	3.92%	52	4.4529	2.424820	South Dakota	1	419,777.89	0.06%	52	4.8500	1.172200
Georgia	4	38,627,068.39	5.53%	52	3.6420	3.150451	Tennessee	7	34,578,412.41	4.95%	52	4.0201	2.748552
Illinois	3	27,220,287.41	3.90%	52	3.8813	2.951515	Texas	7	31,827,445.94	4.56%	52	4.1176	1.876509
Indiana	6	23,566,567.14	3.37%	51	3.3491	3.854570	Utah	2	4,458,270.49	0.64%	51	4.0389	2.622448
Iowa	3	2,814,709.82	0.40%	51	3.4589	4.187035	Virginia	2	4,462,737.27	0.64%	51	2.9683	5.250182
Kansas	5	2,525,824.86	0.36%	52	4.8500	1.172200	Wisconsin	1	9,461,077.50	1.35%	52	4.1150	2.150000
Kentucky	2	6,305,201.80	0.90%	52	3.7556	3.302929	Wyoming	6	5,597,786.60	0.80%	52	4.8500	1.172200
Louisiana	1	559,773.05	0.08%	52	4.8500	1.172200	Totals	126	698,377,089.43	100.00%	46	3.9390	2.227309
Maryland	3	6,246,946.87	0.89%	51	3.8152	3.157210
									Property Type³
Massachusetts	1	3,020,379.46	0.43%	50	4.3400	1.073000
Minnesota	1	114,130.23	0.02%	52	4.8500	1.172200		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Mississippi	1	3,088,354.11	0.44%	52	4.8300	2.327300		Properties	Balance	Agg. Bal.			DSCR¹
Missouri	7	54,324,133.35	7.78%	51	3.9946	1.845700	Defeased	2	13,355,418.52	1.91%	51	4.0290	NAP
Montana	2	1,142,272.46	0.16%	52	4.8500	1.172200	Industrial	14	59,089,422.68	8.46%	51	3.3729	4.070648
Nebraska	4	3,172,316.00	0.45%	52	4.8500	1.172200	Lodging	57	133,269,838.72	19.08%	52	4.3435	2.121929
Nevada	2	26,040,435.77	3.73%	(8)	4.9755	1.633654	Mixed Use	2	46,308,512.78	6.63%	52	3.8405	1.216800
New Jersey	1	1,100,547.65	0.16%	52	4.2000	1.424500	Mobile Home Park	2	13,670,186.04	1.96%	52	3.6804	3.510817
New Mexico	3	2,955,686.32	0.42%	52	4.8500	1.172200	Multi-Family	18	143,613,820.55	20.56%	51	4.0908	1.969944
New York	8	127,071,685.98	18.20%	49	3.8719	1.628806	Office	16	179,293,954.17	25.67%	29	3.8554	1.979131
North Carolina	2	15,292,469.26	2.19%	52	3.9628	2.097782	Other	1	28,000,000.00	4.01%	52	3.6607	1.550500
							Retail	14	81,775,936.11	11.71%	52	3.7851	2.422591
							Totals	126	698,377,089.43	100.00%	46	3.9390	2.227309

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	13,355,418.52	1.91%	51	4.0290	NAP	Defeased	2	13,355,418.52	1.91%	51	4.0290	NAP
	3.5000% or less	9	145,818,005.61	20.88%	37	3.1729	2.961580	12 months or less	27	241,894,597.91	34.64%	52	4.1267	2.008765
	3.5001% to 3.7000%	5	73,534,789.48	10.53%	51	3.6391	2.359501	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.7001% to 3.9000%	6	77,025,531.28	11.03%	52	3.8119	2.390398	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	3.9001% to 4.1000%	10	140,925,479.61	20.18%	50	3.9618	1.998585	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.1001% to 4.3000%	11	87,149,801.34	12.48%	52	4.1729	2.059433	49 months or greater	34	443,127,073.00	63.45%	43	3.8338	2.341369
	4.3001% to 4.5000%	4	39,297,010.93	5.63%	51	4.3803	2.008755	Totals	63	698,377,089.43	100.00%	46	3.9390	2.227309
	4.5001% to 4.7000%	6	50,779,156.86	7.27%	51	4.5898	1.711541
	4.7001% or greater	10	70,491,895.80	10.09%	30	4.9084	1.517552
	Totals	63	698,377,089.43	100.00%	46	3.9390	2.227309
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	13,355,418.52	1.91%	51	4.0290	NAP	Defeased	2	13,355,418.52	1.91%	51	4.0290	NAP
	110 months or less	61	685,021,670.91	98.09%	46	3.9372	2.223920	Interest Only	61	685,021,670.91	98.09%	46	3.9372	2.223920
	111 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	63	698,377,089.43	100.00%	46	3.9390	2.227309	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	63	698,377,089.43	100.00%	46	3.9390	2.227309
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		9	61,238,426.96	8.77%	36	4.1321	2.423019			No outstanding loans in this group
	Totals	63	698,377,089.43	100.00%	46	3.9390	2.227309

(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	323000001	OF	San Francisco	CA	Actual/360	3.303%	99,548.75	0.00	0.00	N/A	11/06/24	--	35,000,000.00	35,000,000.00	06/06/25
2	310951439	MF	St Louis	MO	Actual/360	3.962%	119,410.28	0.00	0.00	N/A	11/11/29	--	35,000,000.00	35,000,000.00	08/11/25
3	323000003	LO	Various	Various	Actual/360	4.850%	82,740.15	179,650.16	0.00	N/A	12/06/29	--	19,811,408.94	19,631,758.78	08/06/25
3A	323000103				Actual/360	4.850%	33,096.06	71,860.06	0.00	N/A	12/06/29	--	7,924,563.76	7,852,703.70	08/06/25
4	323000004	IN	Various	Various	Actual/360	4.115%	86,646.27	39,695.71	0.00	N/A	12/06/29	--	24,452,362.33	24,412,666.62	08/06/25
4A	323000104				Actual/360	4.115%	16,598.90	7,604.55	0.00	N/A	12/06/29	--	4,684,360.34	4,676,755.79	08/06/25
5	323000005	OF	New York	NY	Actual/360	3.914%	101,111.67	0.00	0.00	N/A	03/11/29	--	30,000,000.00	30,000,000.00	08/11/25
6	453012235	IN	Various	Various	Actual/360	2.653%	45,695.03	0.00	0.00	N/A	11/07/29	--	20,000,000.00	20,000,000.00	08/07/25
6A	453012236				Actual/360	2.653%	22,847.52	0.00	0.00	N/A	11/07/29	--	10,000,000.00	10,000,000.00	08/07/25
7	323000007	MU	New York	NY	Actual/360	3.470%	59,761.11	0.00	0.00	N/A	12/06/29	--	20,000,000.00	20,000,000.00	08/06/25
7A	323000107				Actual/360	3.470%	29,880.56	0.00	0.00	N/A	12/06/29	--	10,000,000.00	10,000,000.00	08/06/25
8	323000008	98	New York	NY	Actual/360	3.661%	78,807.17	0.00	0.00	N/A	12/06/29	--	25,000,000.00	25,000,000.00	08/06/25
8A	323000108				Actual/360	3.661%	9,456.86	0.00	0.00	N/A	12/06/29	--	3,000,000.00	3,000,000.00	08/06/25
9	323000009	OF	Las Vegas	NV	Actual/360	4.979%	40,446.62	13,110.20	0.00	N/A	10/06/24	--	9,432,765.20	9,419,655.00	08/06/25
9A	323000109				Actual/360	4.979%	40,446.62	13,110.20	0.00	N/A	10/06/24	--	9,432,765.20	9,419,655.00	08/06/25
9B	323000209				Actual/360	4.979%	27,503.70	8,914.94	0.00	N/A	10/06/24	--	6,414,280.23	6,405,365.29	08/06/25
10	323000010	LO	Atlanta	GA	Actual/360	3.785%	77,734.44	0.00	0.00	N/A	12/01/29	--	23,850,000.00	23,850,000.00	08/01/25
11	310952591	OF	Phoenix	AZ	Actual/360	3.660%	64,218.10	41,127.31	0.00	N/A	10/11/29	--	20,375,916.79	20,334,789.48	07/11/25
12	310953493	OF	Los Angeles	CA	Actual/360	3.005%	51,744.17	0.00	0.00	N/A	11/09/29	--	20,000,000.00	20,000,000.00	08/09/25
13	323000013	LO	Various	Various	Actual/360	4.340%	56,801.38	39,937.21	0.00	N/A	10/05/29	--	15,198,822.87	15,158,885.66	08/05/25
14	323000014	RT	Various	Various	Actual/360	3.786%	50,820.60	26,192.58	0.00	N/A	11/06/29	--	15,588,343.73	15,562,151.15	08/06/25
15	323000015	MU	Petaluma	CA	Actual/360	4.522%	25,047.94	7,971.63	0.00	N/A	11/06/29	--	6,432,537.27	6,424,565.64	08/06/25
15A	323000115				Actual/360	4.522%	19,267.65	6,132.02	0.00	N/A	11/06/29	--	4,948,105.61	4,941,973.59	08/06/25
15B	323000215				Actual/360	4.522%	19,267.65	6,132.02	0.00	N/A	11/06/29	--	4,948,105.61	4,941,973.59	08/06/25
16	307331195	LO	Cary	NC	Actual/360	3.940%	44,761.55	25,147.95	0.00	N/A	12/06/29	--	13,193,185.13	13,168,037.18	08/06/25
17	307331194	MF	Muskogee	OK	Actual/360	4.410%	55,308.21	18,390.50	0.00	N/A	12/06/29	--	14,564,374.28	14,545,983.78	08/06/25
18	323000018	MF	Jackson Heights	NY	Actual/360	4.600%	57,436.11	0.00	0.00	N/A	09/05/29	--	14,500,000.00	14,500,000.00	08/05/23
19	310952116	LO	Johnson City	TN	Actual/360	3.874%	43,210.48	24,965.60	0.00	N/A	12/11/29	--	12,952,996.10	12,928,030.50	08/11/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
20	303161353	MF	Normal	IL	Actual/360	3.620%	44,264.56	0.00	0.00	N/A	12/01/29	--	14,200,000.00	14,200,000.00	08/01/25
21	28202321	RT	Parma	OH	Actual/360	4.180%	45,530.60	22,768.48	0.00	N/A	12/06/29	--	12,649,341.02	12,626,572.54	08/06/25
22	323000022	MF	Kansas City	MO	Actual/360	4.200%	45,513.64	22,948.76	0.00	N/A	12/06/29	--	12,584,416.53	12,561,467.77	08/06/25
23	323000023	RT	Reading	PA	Actual/360	3.963%	39,627.23	31,618.13	0.00	N/A	12/06/29	--	11,612,091.77	11,580,473.64	08/06/25
24	323000024	OF	Various	TX	Actual/360	4.278%	46,318.32	19,796.78	0.00	N/A	12/01/29	--	12,573,402.83	12,553,606.05	08/01/25
25	323000025	RT	Aliso Viejo	CA	Actual/360	3.295%	36,885.69	0.00	0.00	N/A	12/01/29	--	13,000,000.00	13,000,000.00	08/01/25
26	323000026	RT	Douglasville	GA	Actual/360	3.350%	36,635.97	0.00	0.00	N/A	12/01/29	--	12,700,000.00	12,700,000.00	08/01/25
27	28002309	MF	Memphis	TN	Actual/360	4.042%	39,027.53	18,553.25	0.00	N/A	11/06/29	--	11,212,837.80	11,194,284.55	08/06/25
28	323000028	LO	Tampa	FL	Actual/360	4.644%	44,855.05	16,462.94	0.00	N/A	12/06/29	--	11,216,567.22	11,200,104.28	08/06/25
29	323000029	MF	Philadelphia	PA	Actual/360	3.980%	36,200.66	19,998.37	0.00	N/A	12/01/29	--	10,562,682.61	10,542,684.24	12/01/24
30	303161354	MH	Dana Point	CA	Actual/360	3.570%	33,815.83	0.00	0.00	N/A	12/01/29	--	11,000,000.00	11,000,000.00	08/01/25
31	307331183	OF	Jeffersonville	IN	Actual/360	3.850%	33,152.78	0.00	0.00	11/06/29	11/06/34	--	10,000,000.00	10,000,000.00	08/06/25
32	323000032	MF	Bronx	NY	Actual/360	3.990%	33,671.17	0.00	0.00	N/A	12/01/29	--	9,800,000.00	9,800,000.00	08/01/25
33	303161352	LO	Lincoln	CA	Actual/360	4.630%	35,012.65	11,286.84	0.00	N/A	12/01/29	--	8,781,826.60	8,770,539.76	08/01/25
34	323000034	OF	Boulder	CO	Actual/360	4.031%	30,893.14	0.00	0.00	N/A	12/06/29	--	8,900,000.00	8,900,000.00	08/06/25
36	303161356	LO	Early	TX	Actual/360	4.140%	25,757.71	19,232.49	0.00	N/A	12/01/29	--	7,225,165.06	7,205,932.57	08/01/25
37	323000037	MF	Yonkers	NY	Actual/360	3.780%	26,091.95	11,558.43	0.00	N/A	12/06/29	--	8,015,958.64	8,004,400.21	06/06/25
38	307331185	LO	St Augustine	FL	Actual/360	5.100%	28,032.55	18,718.84	0.00	N/A	12/06/29	--	6,383,122.76	6,364,403.92	08/06/25
39	323000039	RT	Melbourne	FL	Actual/360	3.829%	22,071.25	12,999.48	0.00	N/A	12/06/29	--	6,693,948.90	6,680,949.42	08/06/25
40	323000040	IN	Pittsburgh	PA	Actual/360	3.730%	24,089.58	0.00	0.00	N/A	12/06/29	08/06/29	7,500,000.00	7,500,000.00	08/06/25
41	323000041	MF	Santa Rosa	CA	Actual/360	3.930%	22,809.28	0.00	0.00	N/A	12/01/29	--	6,740,000.00	6,740,000.00	08/01/25
42	28002320	MF	New York	NY	Actual/360	4.714%	26,486.79	0.00	0.00	N/A	11/06/29	--	6,525,000.00	6,525,000.00	08/06/25
43	323000043	MF	Tampa	FL	Actual/360	4.412%	22,285.21	10,310.34	0.00	N/A	09/06/29	--	5,865,728.86	5,855,418.52	08/06/25
44	323000044	OF	Blue Bell	PA	Actual/360	4.421%	21,131.72	9,741.41	0.00	N/A	12/06/29	--	5,550,794.44	5,541,053.03	08/06/25
45	323000045	OF	Springdale	AR	Actual/360	3.497%	15,438.31	8,778.62	0.00	N/A	12/06/29	--	5,126,784.23	5,118,005.61	08/06/25
46	323000046	OF	Linthicum Heights	MD	Actual/360	4.200%	16,222.99	8,227.87	0.00	N/A	11/06/29	--	4,485,620.39	4,477,392.52	08/06/25
47	323000047	LO	Florence	KY	Actual/360	4.369%	15,280.47	10,495.42	0.00	N/A	12/06/29	--	4,061,583.88	4,051,088.46	08/06/25
48	410952359	RT	Salt Lake City	UT	Actual/360	3.946%	13,591.78	0.00	0.00	N/A	11/11/29	--	4,000,000.00	4,000,000.00	08/11/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
49	323000049	LO	New Albany	MS	Actual/360	4.830%	12,876.28	7,526.58	0.00	N/A	12/01/29	--	3,095,880.69	3,088,354.11	08/01/25
50	307331186	RT	Brownsburg	IN	Actual/360	4.270%	10,093.90	4,946.00	0.00	N/A	12/06/29	--	2,745,187.71	2,740,241.71	08/06/25
51	410952200	MH	Boring	OR	Actual/360	4.135%	9,520.47	3,580.76	0.00	N/A	12/11/29	--	2,673,766.80	2,670,186.04	08/11/25
52	410952179	OF	Greensboro	NC	Actual/360	4.104%	7,538.91	8,818.03	0.00	N/A	11/11/29	--	2,133,250.11	2,124,432.08	08/11/25
53	307331190	RT	Tuckahoe	NJ	Actual/360	4.200%	3,987.12	1,881.09	0.00	N/A	12/06/29	--	1,102,428.74	1,100,547.65	08/06/25
54	28002334	RT	Rolla	MO	Actual/360	4.760%	3,787.37	0.00	0.00	12/06/29	07/06/34	--	924,000.00	924,000.00	08/06/25
55	28002335	RT	Dexter	MO	Actual/360	5.190%	3,847.95	0.00	0.00	12/06/29	04/06/34	--	861,000.00	861,000.00	08/06/25
Totals							2,371,961.96	830,191.55	0.00				699,207,280.98	698,377,089.43
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	8,168,714.00	0.00	--	--	05/12/25	10,975,986.92	0.00	99,103.30	195,737.99	0.00	0.00
2	2,792,692.13	680,805.89	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	19,557,095.57	7,653,860.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	25,122.34	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,138,495.40	1,024,403.44	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	55,953,696.00	13,937,820.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	35,212,462.82	9,111,518.08	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1,520,549.92	383,562.15	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	5,319,000.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,111,183.00	5,027,579.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,238,162.59	3,477,688.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,180,884.21	1,879,928.11	01/01/24	06/30/24	--	0.00	0.00	105,301.55	105,301.55	0.00	0.00
12	127,331,608.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,676,146.04	1,622,896.87	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,868,260.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,765,313.00	501,585.99	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,062,583.61	2,015,049.15	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,478,380.00	2,521,982.63	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	459,131.00	01/01/20	09/30/20	01/13/25	0.00	0.00	57,251.57	1,353,644.37	1,505,964.79	0.00
19	2,861,322.96	2,580,573.84	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
20	2,030,109.17	1,063,395.88	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	5,264,242.93	1,965,831.16	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,579,483.84	985,545.51	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,318,494.43	336,729.04	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,505,103.60	381,938.03	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,781,829.74	487,586.72	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,303,779.24	325,944.81	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	2,284,652.57	1,306,657.75	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	3,106,098.68	2,998,604.09	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	608,031.46	0.00	--	--	05/12/25	0.00	0.00	56,064.60	449,412.78	14,046.49	0.00
30	1,399,325.51	744,562.61	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	2,605,010.66	1,313,852.39	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	588,630.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	929,617.17	987,003.56	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	835,090.46	422,184.74	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,134,832.34	1,098,435.87	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	518,481.00	84,693.79	01/01/25	03/31/25	--	0.00	0.00	37,410.31	74,994.91	0.00	0.00
38	795,143.27	855,294.25	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,074,017.98	169,366.34	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	534,172.70	292,166.15	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	539,971.00	114,346.25	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	793,423.01	154,544.87	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
45	692,888.46	353,930.69	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
46	4,097,090.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	641,117.00	641,489.82	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	438,561.49	120,367.12	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
49	451,426.34	162,919.73	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
50	237,219.60	59,305.39	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
51	401,510.47	102,084.75	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
52	434,181.53	184,098.71	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
53	101,435.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	86,109.81	43,055.39	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
55	80,801.00	40,400.50	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	329,428,433.02	70,674,720.06				10,975,986.92	0.00	355,131.32	2,179,091.60	1,545,133.62	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
3	323000003	110,096.23	Partial Liquidation (Curtailment)	0.00	0.00
3A	323000103	44,038.49	Partial Liquidation (Curtailment)	0.00	0.00
Totals		154,134.72		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/15/25	1	8,004,400.21	0	0.00	2	25,042,684.24	0	0.00	0	0.00	0	0.00	2	154,134.72	0	0.00	3.938970%	3.880997%	46
07/17/25	1	8,015,958.64	0	0.00	2	25,062,682.61	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.939513%	3.881481%	47
06/17/25	1	8,028,319.81	2	27,836,677.83	2	25,083,778.77	0	0.00	0	0.00	3	25,318,283.00	0	0.00	0	0.00	3.939876%	3.881829%	48
05/16/25	3	35,973,030.15	0	0.00	2	25,103,636.78	0	0.00	0	0.00	0	0.00	2	811,537.96	0	0.00	3.940214%	3.882153%	49
04/17/25	0	0.00	0	0.00	2	25,124,597.56	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.941619%	3.883306%	50
03/17/25	0	0.00	1	10,644,316.15	1	14,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.941948%	3.883622%	51
02/18/25	1	20,589,991.86	1	10,667,493.36	1	14,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.950836%	3.892659%	51
01/17/25	0	0.00	1	10,687,065.44	1	14,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.951148%	3.892959%	52
12/17/24	1	10,706,570.67	0	0.00	1	14,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.951459%	3.893258%	53
11/18/24	1	10,727,191.18	0	0.00	1	14,500,000.00	0	0.00	0	0.00	0	0.00	2	1,049,368.25	0	0.00	3.951778%	3.905816%	54
10/18/24	0	0.00	0	0.00	1	14,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.953371%	3.916426%	55
09/17/24	0	0.00	0	0.00	1	14,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.953662%	3.920039%	56
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
1	323000001	06/06/25	1	5	99,103.30	195,737.99	0.00		35,000,000.00	11/19/24	2
11	310952591	07/11/25	0	B	105,301.55	105,301.55	0.00		20,375,916.79
18	323000018	08/05/23	23	6	57,251.57	1,353,644.37	1,801,428.60		14,500,000.00	03/17/21	2
29	323000029	12/01/24	7	6	56,064.60	449,412.78	28,427.16		10,706,570.68	11/06/24	13
37	323000037	06/06/25	1	1	37,410.31	74,994.91	0.00		8,028,319.81
Totals					355,131.32	2,179,091.60	1,829,855.76		88,610,807.28
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		60,244,675	25,244,675	35,000,000		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		37,500,000	37,500,000	0		0
49 - 60 Months		588,847,414	555,800,330	33,047,084		0
> 60 Months		11,785,000	11,785,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-25	698,377,089	630,330,005	43,004,400	0	25,042,684	0
Jul-25	699,207,281	605,848,829	43,015,959	25,279,811	25,062,683	0
Jun-25	699,921,897	578,654,837	8,028,320	88,154,961	25,083,779	0
May-25	700,592,830	579,163,059	35,973,030	0	85,456,741	0
Apr-25	702,110,777	616,594,906	0	0	85,515,871	0
Mar-25	702,773,264	617,203,165	0	10,644,316	74,925,783	0
Feb-25	712,107,792	631,350,307	20,589,992	10,667,493	49,500,000	0
Jan-25	712,764,951	644,027,886	0	10,687,065	58,050,000	0
Dec-24	713,419,692	619,124,257	10,706,571	0	83,588,864	0
Nov-24	714,078,268	628,274,811	10,727,191	0	75,076,266	0
Oct-24	715,721,151	675,611,165	0	0	40,109,986	0
Sep-24	716,349,481	701,849,481	0	0	14,500,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	323000001	35,000,000.00	35,000,000.00	153,000,000.00	01/22/25	7,182,736.00	1.05340	12/31/24	11/06/24	I/O
3	323000003	19,631,758.78	19,630,933.85	215,000,000.00	08/01/19	6,212,768.00	1.17220	06/30/24	12/06/29	I/O
3A	323000103	7,852,703.70	7,853,473.73		08/01/19	23,369,629.25	1.94000	--	12/06/29	I/O
9	323000009	9,419,655.00	9,419,655.00	58,300,000.00	01/30/25	4,957,534.00	1.64820	03/31/25	10/06/24	I/O
9A	323000109	9,419,655.00	9,419,655.00		01/30/25	4,766,341.80	1.56000	--	10/06/24	I/O
9B	323000209	6,405,365.29	6,405,365.29		01/30/25	4,766,341.80	1.56000	--	10/06/24	I/O
18	323000018	14,500,000.00	14,500,000.00	20,000,000.00	11/26/24	439,256.00	0.76030	09/30/20	09/05/29	I/O
29	323000029	10,542,684.24	10,706,570.68	12,500,000.00	03/12/25	595,531.46	0.88300	12/31/24	12/01/29	I/O
Totals		112,771,822.01	112,935,653.55	458,800,000.00		52,290,138.31

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 30

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	323000001	OF	CA	11/19/24	2

Maturity default 11/6/2024 and subsequent transfer to special servicing 11/8/2024. K-Star Asset Management LLC took over as successor special servicer effective 6/17/2025. A Hello Letter and draft successor PNA was sent to the Borrower on

6/25/2025 (prior PNA between Borrower and Midland was executed 10/17/2024). Noteholder has changed counsel and is evaluating all resolution strategies afforded to Noteholder under the loan documents. The loan's OPB is $350MM

(comprised of 6 pari passu A Notes t otaling $203.6MM ($351psf) and the B Note totaling $146.4MM ($604psf total loan basis)), and is secured via lender's 1st lien position in a 22-story, 580k sf, class-A, mixed-use office and retail building

	located in the FiDi neighborhood within San Francisco's CBD.

3	323000003	LO	Various	04/30/24	3

Borrower filed chapter 11 bankruptcy on 6/26/24. Borrower and Lender have come to an agreement on a court-approved plan to sell all collateral, with an anticipated closing in late 2025. Marketing is ongoing.

3A	323000103	Various	Various	04/30/24	3

Borrower filed chapter 11 bankruptcy on 6/26/24. Borrower and Lender have come to an agreement on a court-approved plan to sell all collateral, with an anticipated closing in late 2025. Marketing is ongoing.

9	323000009	OF	NV	10/15/24	11

The Borrower requested an extension of the loan to facilitate the renewal and downsizing of current 100% NNN tenant United Health Care.That extension closed May 2025. UHC's current term expires on 12/31/2025. As of July 2025 borrower

	is perform ing under the Forbearance Agreement.

9A	323000109	Various	Various	10/15/24	11

The Borrower requested an extension of the loan to facilitate the renewal and downsizing of current 100% NNN tenant United Health Care. That extension closed May 2025. UHC's current term expires on 12/31/2025. As of July 2025 borrower

	is perform ing under the Forbearance Agreement.

9B	323000209	Various	Various	10/15/24	11

The Borrower requested an extension of the loan to facilitate the renewal and downsizing of current 100% NNN tenant United Health Care.That extension closed May 2025. UHC's current term expires on 12/31/2025. As of July 2025 borrower

	is perform ing under the Forbearance Agreement.

© 2021 Computershare. All rights reserved. Confidential.							Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
18	323000018	MF	NY	03/17/21	2

Loan transferred to Special Servicing due to payment default and delinquent financial reporting issues. A Notice of Default has been sent to the Borrower. Receivership order has been entered by the Court. Receiver is working on all property issues. Court granted the motion for civil contempt against the Borrower for failure to comply with the Receivership Order. Hearing is scheduled for 8/26. Motion for summary judgment has been granted.

29	323000029	MF	PA	11/06/24	13

The loan transferred to Special Servicing on 11/06/2024. PNL has been executed. Borrower submitted a request for a loan modification. Mod AAM has been fully approved. Draft agreement has been provided to Borrower. Borrower is unable to bring the lo an current. SS will begin dual tracking the loan. SS is currently evaluating the loan and its collateral.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
9	323000009	0.00	4.97948%	0.00	4.97948%	9	05/22/25	10/06/24	--
9A	323000109	0.00	4.97948%	0.00	4.97948%	9	05/22/25	10/06/24	--
9B	323000209	0.00	4.97948%	0.00	4.97948%	9	05/22/25	10/06/24	--
13	323000013	0.00	4.34000%	0.00	4.34000%	10	07/21/20	07/01/20	08/11/20
13	323000013	0.00	4.34000%	0.00	4.34000%	10	08/11/20	07/01/20	07/21/20
21	28202321	0.00	4.18000%	0.00	4.18000%	10	07/30/20	06/06/20	09/11/20
21	28202321	0.00	4.18000%	0.00	4.18000%	10	09/11/20	06/06/20	07/30/20
33	303161352	9,000,000.00	4.63000%	9,000,000.00	4.63000%	10	05/01/20	06/01/20	06/11/20
33	303161352	0.00	4.63000%	0.00	4.63000%	10	06/11/20	06/01/20	05/01/20
Totals		9,000,000.00		9,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 26 of 30

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 30

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	7,534.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	4,264.96	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	1,705.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	2,030.66	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	2,030.66	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9B	0.00	0.00	1,380.85	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	25,947.83	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		25,947.83

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
Additional Notice
Disclosable Special Servicer Fees, Loan Event of Default, Servicer Termination Event or Special Servicer Termination Event information would be disclosed here.

© 2021 Computershare. All rights reserved. Confidential.	Page 30 of 30